Cover	Aug. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2022
Entity File Number	000-23446
Entity Registrant Name	SUGARMADE, INC.
Entity Central Index Key	0000919175
Entity Tax Identification Number	94-3008888
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	750 Royal Oaks Dr.
Entity Address, Address Line Two	Suite 108
Entity Address, City or Town	Monrovia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91016
City Area Code	(888)
Local Phone Number	982-1628
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false